Quarterly Holdings Report
for
Fidelity Freedom® Blend 2020 Fund
December 31, 2023
FBF-Y20-NPRT3-0224
1.9892466.105
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 1/25/24 to 3/21/24 (b) (Cost $1,354,184)	1,360,000	1,354,417

Domestic Equity Funds - 23.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	2,564,674	40,060,215
Fidelity Series Commodity Strategy Fund (c)	52,534	4,866,216
Fidelity Series Large Cap Growth Index Fund (c)	1,328,972	25,449,814
Fidelity Series Large Cap Stock Fund (c)	1,377,122	26,908,957
Fidelity Series Large Cap Value Index Fund (c)	3,256,772	47,939,683
Fidelity Series Small Cap Core Fund (c)	10,527	118,428
Fidelity Series Small Cap Opportunities Fund (c)	888,653	12,352,277
Fidelity Series Value Discovery Fund (c)	1,192,113	17,738,648
TOTAL DOMESTIC EQUITY FUNDS (Cost $139,596,429)		175,434,238

International Equity Funds - 24.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	757,993	11,134,918
Fidelity Series Emerging Markets Fund (c)	1,581,969	13,383,454
Fidelity Series Emerging Markets Opportunities Fund (c)	3,093,688	53,613,618
Fidelity Series International Growth Fund (c)	1,612,033	27,614,125
Fidelity Series International Index Fund (c)	889,716	10,463,065
Fidelity Series International Small Cap Fund (c)	693,755	11,766,091
Fidelity Series International Value Fund (c)	2,368,495	27,640,332
Fidelity Series Overseas Fund (c)	2,129,135	27,614,886
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $163,826,050)		183,230,489

Bond Funds - 49.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	2,692,088	25,494,069
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	7,656,331	58,647,499
Fidelity Series Corporate Bond Fund (c)	4,718,973	43,980,829
Fidelity Series Emerging Markets Debt Fund (c)	508,395	3,940,059
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	137,549	1,288,830
Fidelity Series Floating Rate High Income Fund (c)	78,242	706,524
Fidelity Series Government Bond Index Fund (c)	6,964,412	64,420,808
Fidelity Series High Income Fund (c)	470,907	3,960,326
Fidelity Series International Developed Markets Bond Index Fund (c)	3,379,970	29,540,941
Fidelity Series Investment Grade Bond Fund (c)	6,472,573	65,372,992
Fidelity Series Investment Grade Securitized Fund (c)	4,869,242	43,920,561
Fidelity Series Long-Term Treasury Bond Index Fund (c)	5,714,807	33,488,768
Fidelity Series Real Estate Income Fund (c)	79,188	751,490
TOTAL BOND FUNDS (Cost $425,537,385)		375,513,696

Short-Term Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	1,930,348	1,930,734
Fidelity Series Government Money Market Fund 5.43% (c)(e)	6,242,867	6,242,867
Fidelity Series Short-Term Credit Fund (c)	161,889	1,594,608
Fidelity Series Treasury Bill Index Fund (c)	1,631,693	16,219,025
TOTAL SHORT-TERM FUNDS (Cost $26,014,145)		25,987,234

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $756,328,193)	761,520,074
NET OTHER ASSETS (LIABILITIES) - 0.0%	18,665
NET ASSETS - 100.0%	761,538,739

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	153	Mar 2024	17,272,266	551,132	551,132
CBOT 5-Year U.S. Treasury Note Contracts (United States)	243	Mar 2024	26,431,945	576,244	576,244
CBOT Long Term U.S. Treasury Bond Contracts (United States)	31	Mar 2024	3,873,063	281,552	281,552

TOTAL PURCHASED					1,408,928

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	26	Mar 2024	6,266,000	(208,034)	(208,034)
ICE MSCI EAFE Index Contracts (United States)	8	Mar 2024	900,960	(17,220)	(17,220)
ICE MSCI Emerging Markets Index Contracts (United States)	138	Mar 2024	7,132,530	(316,609)	(316,609)

TOTAL SOLD					(541,863)

TOTAL FUTURES CONTRACTS					867,065
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,354,417.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,067,310	14,080,626	13,217,202	50,180	-	-	1,930,734	0.0%
Total	1,067,310	14,080,626	13,217,202	50,180	-	-	1,930,734

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19,154,323	9,251,196	2,852,770	604,489	(24,308)	(34,372)	25,494,069
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	62,204,379	8,437,241	8,823,737	1,893,750	(1,346,986)	(1,823,398)	58,647,499
Fidelity Series Blue Chip Growth Fund	40,202,748	4,878,611	15,985,821	223,018	(323,054)	11,287,731	40,060,215
Fidelity Series Canada Fund	12,278,900	1,488,822	3,456,268	369,559	287,824	535,640	11,134,918
Fidelity Series Commodity Strategy Fund	5,250,693	1,100,549	1,149,148	225,370	(389,449)	53,571	4,866,216
Fidelity Series Corporate Bond Fund	42,334,544	6,959,082	6,084,335	1,363,607	(23,376)	794,914	43,980,829
Fidelity Series Emerging Markets Debt Fund	3,858,623	452,641	574,360	186,353	(54,486)	257,641	3,940,059
Fidelity Series Emerging Markets Debt Local Currency Fund	1,309,954	161,810	219,014	63,815	(6,951)	43,031	1,288,830
Fidelity Series Emerging Markets Fund	8,660,587	4,778,609	573,523	321,585	5,501	512,280	13,383,454
Fidelity Series Emerging Markets Opportunities Fund	59,186,908	2,798,329	11,477,579	1,484,584	(1,692,975)	4,798,935	53,613,618
Fidelity Series Floating Rate High Income Fund	735,126	103,390	145,175	54,352	(1,714)	14,897	706,524
Fidelity Series Government Bond Index Fund	62,572,777	11,040,817	8,453,749	1,353,303	(88,012)	(651,025)	64,420,808
Fidelity Series Government Money Market Fund 5.43%	4,771,231	2,816,453	1,344,817	211,710	-	-	6,242,867
Fidelity Series High Income Fund	3,937,860	460,152	546,620	191,512	(22,256)	131,190	3,960,326
Fidelity Series International Developed Markets Bond Index Fund	30,207,163	4,239,960	5,024,971	1,138,444	(263,510)	382,299	29,540,941
Fidelity Series International Growth Fund	28,501,300	3,293,878	6,440,121	356,677	(254,532)	2,513,600	27,614,125
Fidelity Series International Index Fund	11,818,514	1,271,202	3,289,481	293,926	134,133	528,697	10,463,065
Fidelity Series International Small Cap Fund	8,924,463	3,818,582	1,967,622	403,235	(160,175)	1,150,843	11,766,091
Fidelity Series International Value Fund	28,348,909	3,085,307	6,441,802	888,211	469,848	2,178,070	27,640,332
Fidelity Series Investment Grade Bond Fund	63,748,517	10,578,003	8,999,219	1,970,445	(28,328)	74,019	65,372,992
Fidelity Series Investment Grade Securitized Fund	43,890,419	6,276,735	6,168,564	1,302,514	(29,832)	(48,197)	43,920,561
Fidelity Series Large Cap Growth Index Fund	25,466,194	2,839,023	8,347,980	218,491	1,903,481	3,589,096	25,449,814
Fidelity Series Large Cap Stock Fund	27,861,088	3,353,560	7,184,335	1,421,813	642,349	2,236,295	26,908,957
Fidelity Series Large Cap Value Index Fund	52,010,771	5,990,165	13,080,948	1,946,600	389,972	2,629,723	47,939,683
Fidelity Series Long-Term Treasury Bond Index Fund	34,057,701	6,833,000	5,611,653	799,960	(507,329)	(1,282,951)	33,488,768
Fidelity Series Overseas Fund	28,473,627	3,100,232	6,122,975	454,038	(227,799)	2,391,801	27,614,886
Fidelity Series Real Estate Income Fund	1,370,627	138,031	762,684	54,759	(95,780)	101,296	751,490
Fidelity Series Short-Term Credit Fund	1,822,231	323,931	584,871	37,670	(8,943)	42,260	1,594,608
Fidelity Series Small Cap Core Fund	83,092	39,353	20,217	2,044	2,243	13,957	118,428
Fidelity Series Small Cap Opportunities Fund	12,721,106	1,668,112	3,738,082	129,121	(59,958)	1,761,099	12,352,277
Fidelity Series Treasury Bill Index Fund	12,664,449	6,274,643	2,707,572	548,425	(2,595)	(9,900)	16,219,025
Fidelity Series Value Discovery Fund	19,036,735	2,545,731	4,506,621	825,535	30,007	632,796	17,738,648
	757,465,559	120,397,150	152,686,634	21,338,915	(1,746,990)	34,805,838	758,234,923

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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